SHARE REPURCHASE PLAN (Details) - American Depositary Shares [Member] - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 26, 2012	Mar. 21, 2011	Dec. 31, 2014
Class of Stock [Line Items]
ADSs authorized for repurchase	$ 40,000	$ 20,000
Stock repurchase program, period	3 years	2 years
Number of ADSs repurchased			6,532,429
Shares repurchased, amount			$ 17,400
Shares cancelled, shares			2,190,685
Treasury stock, Number of ADSs			4,341,744
Number of ADSs reissued			2,708,538